Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations [Abstract]
Future inflation factor used in the calculation of the asset retirement obligations (in hundredths)	2.00%	2.00%	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations (in hundredths)	7.50%	8.60%	9.60%
Asset retirement obligations [Roll forward]
Asset retirement obligations at beginning of year	$ 42,945	$ 33,135
Liabilities added from acquisitions	19,853	6,976
Liabilities added from drilling	1,277	309
Current year accretion expense	4,140	2,694
Settlements	(2,218)	(169)
Revision of estimates	5,145	0
Asset retirement obligations at end of year	$ 71,142	$ 42,945	$ 33,135